Property, Plant and Equipment	12 Months Ended
Dec. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
At the end of 2012 and 2011, property, plant and equipment at cost and accumulated depreciation were:

(Dollars in Millions)	2012	2011
Land and land improvements	$793	754
Buildings and building equipment	10,046	9,389
Machinery and equipment	21,075	19,182
Construction in progress	2,740	2,504
Total property, plant and equipment, gross	$34,654	31,829
Less accumulated depreciation	18,557	17,090
Total property, plant and equipment, net	$16,097	14,739

The Company capitalizes interest expense as part of the cost of construction of facilities and equipment. Interest expense capitalized in 2012, 2011 and 2010 was $115 million, $84 million and $73 million, respectively.
Depreciation expense, including the amortization of capitalized interest in 2012, 2011 and 2010, was $2.5 billion, $2.3 billion and $2.2 billion, respectively.
Upon retirement or other disposal of property, plant and equipment, the costs and related amounts of accumulated depreciation or amortization are eliminated from the asset and accumulated depreciation accounts, respectively. The difference, if any, between the net asset value and the proceeds are recorded in earnings.